Deferred income tax and social contribution presented in the consolidated statement of financial position (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Deferred Income Tax And Social Contribution Balance On [Member]
IfrsStatementLineItems [Line Items]
Provisions for credit losses		R$ 44,561,831	R$ 45,750,275	R$ (45,750,275)	R$ (39,656,446)
Provision for contingencies		10,409,560	10,423,896	(10,423,896)	(10,462,850)
Impairment of securities and investments		3,912,172	3,750,503	(3,750,503)	(2,789,316)
Adjustment to fair value of securities		353,503	991,069	(991,069)	(1,346,668)
Other		6,672,640	6,570,827	(6,570,827)	(6,376,906)
Total deductible taxes on temporary differences		65,909,706	67,486,570	(67,486,570)	(60,632,186)
Income tax and social contribution losses in Brazil and overseas		18,701,919	18,609,868	(18,609,868)	(7,882,821)
Subtotal		84,611,625	86,096,438
Adjustment to fair value of available-for-sale securities		1,935,615
Total deferred tax assets	[1]	86,547,240	86,096,438	(86,096,438)	(68,515,007)
Deferred tax liabilities	[1]	8,011,814	10,361,826	(10,361,826)	(10,025,555)
Net deferred taxes	[1]	78,535,426	75,734,612
Net deferred taxes	[1]			R$ 75,734,612	R$ 58,489,452
Deferred Income Tax And Social Contribution Amount Recorded [Member]
IfrsStatementLineItems [Line Items]
Provisions for credit losses		7,947,879	(11,625,279)
Provision for contingencies		1,246,310	(1,803,110)
Impairment of securities and investments		559,875	(1,607,701)
Adjustment to fair value of securities		194,106	(633,811)
Other		3,010,355	(3,611,893)
Total deductible taxes on temporary differences		12,958,525	(19,281,794)
Income tax and social contribution losses in Brazil and overseas		400,800	(10,870,039)
Subtotal		13,359,325
Adjustment to fair value of available-for-sale securities		1,935,615
Total deferred tax assets	[1]	15,294,940	(30,151,833)
Deferred tax liabilities	[1]	2,369,051	(3,071,916)
Net deferred taxes	[1]	12,925,889
Net deferred taxes	[1]		27,079,917
Deferred Income Tax And Social Contribution Realized Decrease [Member]
IfrsStatementLineItems [Line Items]
Provisions for credit losses		(9,136,323)	5,531,450
Provision for contingencies		(1,260,646)	1,842,064
Impairment of securities and investments		(398,206)	646,514
Adjustment to fair value of securities		(831,672)	989,410
Other		(2,908,542)	3,417,972
Total deductible taxes on temporary differences		(14,535,389)	12,427,410
Income tax and social contribution losses in Brazil and overseas		(308,749)	142,992
Subtotal		(14,844,138)
Adjustment to fair value of available-for-sale securities
Total deferred tax assets	[1]	(14,844,138)	12,570,402
Deferred tax liabilities	[1]	(4,719,063)	2,735,645
Net deferred taxes	[1]	R$ (10,125,075)
Net deferred taxes	[1]		R$ (9,834,757)

[1]	Compulsory deposits with the Central Bank of Brazil refer to a minimum balance that financial institutions must maintain at the Central Bank of Brazil based on a percentage of deposits received from third parties.